Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2019
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)	SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of the unaudited interim results of operations by quarter for the years presented.

Twelve Months Ended September 30, 2019	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$162,622	$167,582	$171,826	$169,436
Interest expense	43,470	47,512	50,160	49,264
Net interest income	119,152	120,070	121,666	120,172
Provision (release) for loan losses	(500)	750	—	(1,900)
Other operating income (including REO gain (loss), net)	19,329	13,618	14,395	15,786
Other operating expense	71,672	67,967	70,898	72,526
Income before income taxes	67,309	64,971	65,163	65,332
Income tax expense	14,367	13,873	11,309	12,970
Net income	$52,942	$51,098	$53,854	$52,362

Basic earnings per share	$0.65	$0.63	$0.67	$0.66
Diluted earnings per share	0.65	0.63	0.67	0.66
Cash dividends paid per share	0.18	0.20	0.20	0.21

Twelve Months Ended September 30, 2018	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$145,780	$149,079	$155,072	$157,152
Interest expense	30,045	31,778	35,220	37,901
Net interest income	115,735	117,301	119,852	119,251
Provision (release) for loan losses	—	(950)	1,000	(5,500)
Other operating income (including REO gain (loss), net)	6,841	12,309	12,619	12,207
Other operating expense	61,941	65,787	66,977	69,617
Income before income taxes	60,635	64,773	64,494	67,341
Income tax expense	8,965	15,502	13,100	15,826
Net income	$51,670	$49,271	$51,394	$51,515

Basic earnings per share	$0.59	$0.58	$0.61	$0.62
Diluted earnings per share	0.59	0.57	0.61	0.62
Cash dividends paid per share	0.15	0.17	0.17	0.18